Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,388,530)	$ (7,399,965)	$ (11,038,120)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	1,128,832	1,239,383	1,178,427
Loss (gain) on disposal of equipment	3,866	(2,306)
Stock compensation expense	4,592,200	1,388,501	289,000
Provision for doubtful accounts	2,559,785	2,184,221	3,352,063
Changes in operating assets and liabilities
Accounts and notes receivable	(6,032,880)	(4,647,399)	(13,544,355)
Inventories	(99,755)	218,252	374,676
Other receivables	(1,425,544)	1,458,316	7,534,134
Prepayments and advances	(6,298,504)	15,996,599	18,161,510
Prepayment - related party	2,477,931	4,209,149	(5,856,413)
Prepaid expenses	15,458	(40,458)
Accounts payable	10,418,874	(12,834,912)	11,783
Customer deposits	(236,542)	971,235	(3,556,647)
Other payables	15,273	(3,924,701)	3,493,637
Other payables - related parties	540,000	720,000	623,924
Accrued liabilities and contingent liabilities	5,744,928	2,840,480	667,463
Taxes payable	(91,531)	73,623	9,575
Net cash (used in) provided by operating activities	(1,076,142)	2,450,018	1,700,657
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(135,705)	(138,151)	(210,962)
Net cash used in investing activities	(135,705)	(138,151)	(210,962)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loans, banks and bank guarantees	4,980,762	34,724,896	20,706,132
Repayments of short term loans, banks and bank guarantees	(5,431,960)	(26,639,329)	(19,237,612)
Proceeds from notes payable			30,398,364
Repayments of notes payable		(14,603,210)	(34,069,664)
Borrowings from shareholders	23,865	121,820	146,611
Proceeds from sale of ordinary shares	950,000	600,000
Net cash provided by (used in) financing activities	522,667	(5,795,823)	(2,056,169)
EFFECTS OF EXCHANGE RATE CHANGE IN CASH, CASH EQUIVALENTS AND RESTICTED CASH	(62,025)	149,203	(104,673)
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTICTED CASH	(751,205)	(3,334,753)	(671,147)
CASH, CASH EQUIVALENTS AND RESTICTED CASH, beginning of year	1,098,691	4,433,444	5,104,591
CASH, CASH EQUIVALENTS AND RESTICTED CASH, end of year	347,486	1,098,691	4,433,444
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of year	1,098,691	224,679	1,006,970
Restricted cash at beginning of year		4,208,765	4,097,621
Cash, cash equivalents and restricted cash at beginning of year	1,098,691	4,433,444	5,104,591
Cash and cash equivalents at end of year	347,486	1,098,691	224,679
Restricted cash at end of year			4,208,765
Cash, cash equivalents and restricted cash at end of year	347,486	1,098,691	224,679
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	2,038,291	1,360,608	825,772
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Property, plant and equipment additions accrued		99,125
Customer deposits reclassified to other payables - shareholders upon execution of tri-party agreements		692,387
Accrued liabilities reclassified to other payables - shareholders upon execution of tri-party agreements		259,105
Accrued liabilities reclassified to loans payable - employees upon execution of tri-party agreements	308,089
Forgiveness of payable to shareholder as a capital contribution		691,731
Litigation liability paid by related party		354,921	660,834
Accrued related party's litigation liabilities		1,422,186
Ordinary share issued to repay other payables - related parties and service providers	4,928,400	3,859,443
Other receivables - related party offset with contingent liabilities upon litigation payments made by related party	1,189,285
OTHER NON-CASH TRANSACTIONS:
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements	3,221,736	6,945,445	1,535,126
Accounts receivable assigned to prepayments and advances upon execution of accounts receivable assignment agreements	5,008,417
Reclassification from accounts payable to loans payable upon payment made by employees of the Company on its behalf	$ 4,311,234